CONSOLIDATED STATEMENTS OF CASH FLOWS - CNY (¥) ¥ in Thousands		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Cash flows from operating activities
Net profit for the year		¥ 366,598	¥ 315,780	¥ 230,902
Adjustments for:
Depreciation of owned property and equipment		132,654	132,026	113,128
Depreciation of right-of-use assets		30,485	0	0
Gain on disposal of affiliated entities		0	0	(5,349)
Gain on derecognition of a lease contract		(39)
loss on the disposal of property and equipment		691	342	371
Amortization of intangible assets		2,694	1,494	446
Net foreign exchange loss/(gain)		(287)	(465)	324
Interest income		(24,833)	(24,470)	(11,715)
Interest on lease liabilities		4,363
Income tax expenses		121,924	108,713	66,288
Adjustments for Cash flows from operating activities		634,250	533,420	394,395
Changes in operating assets and liabilities and other, net of effect of acquisitions and disposals:
Other current assets and contract costs		1,415	(8,127)	(13,681)
Prepayment to third party suppliers				2,157
Trade and other payables due to third parties		46,771	94,885	30,416
Other payables due to related parties		7,699	(5,275)	18,000
Deferred revenue and contract liabilities		(123,497)	186,731	165,583
Cash generated from operating activities		566,638	801,634	596,870
Income tax paid		(135,596)	(111,317)	(8,939)
Net cash generated from operating activities		431,042	690,317	587,931
Cash flows from investing activities
Interest received		25,271	20,592	10,677
Proceeds from sale of property and equipment		737		1,015
Purchase of property and equipment		(111,469)	(80,133)	(89,369)
Purchase of intangible assets		(935)	(1,743)
Purchase of right-of-use assets		(524,996)
Payments of restricted bank deposits			(1,613)
Collection of restricted bank deposits		1,289
Term deposits placed with a related party finance entity		(3,808,762)	(4,709,697)	(204,000)
Maturity of term deposits placed with a related party finance entity		4,279,255	3,526,603	401,000
Repayment of a loan from a related party		11,850	12,412
Acquisition of subsidiaries or an affiliated entity, net of cash acquired		0	(627)	(6,160)	[1]
Net proceeds from disposal of affiliated entities, net of cash disposed		0	0	17,982
Net cash generated from/(used in) investing activities		(127,760)	(1,234,206)	131,145
Cash flows from financing activities
Loans borrowed from a related party	[2]	0	0	7,609
Repayment of loans to a related party		(32,079)
Capital contributions		2,450	139	11,000
Payments to a non-controlling shareholder upon the liquidation of subsidiaries		(3,713)
Capital element of lease rentals paid		(2,721)
Interest element of lease rentals paid		(4,174)
Dividends paid to a non-controlling shareholder of subsidiaries		(21,145)	(7,482)
Net cash generated from/(used in) financing activities		(61,382)	(7,343)	18,609
Net (decrease)/increase in cash and cash equivalents		241,900	(551,232)	737,685
Cash and cash equivalents at beginning of the year		260,684	812,620	77,801
Effect of movements in exchange rates on cash and cash equivalents		437	(704)	(2,866)
Cash and cash equivalents at the end of the year		503,021	260,684	812,620
Non cash transaction:
Deemed capital contribution for awards paid to the Group's teachers by the controlling shareholder			15,000
Net settlement of a loan made to a related party with a loan borrowed from a related party				7,609
Payables for purchase of property and equipment		¥ 52,662	¥ 20,501	¥ 31,728

[1]	In August 2017, Haibo Education and Haibo Logistics were incorporated by Xinyu Baishu, an entity ultimately controlled by Mr. Feng. The contributed capitals from Xinyu Baishu in Haibo Education and Haibo Logistics were RMB6,000 and RMB5,000, respectively. In January 2018, Xinyu Baishu transferred 56% equity interests in each of Haibo Education and Haibo Logistics to Ningbo Haoliang with considerations of RMB3,360 and RMB2,800, respectively. The considerations were equivalent to the cost of 56% of the contributed capital.In January 2018, Xinyu Baishu also transferred the remaining 44% equity interest in Haibo Education and Haibo Logistics to Nanchang Baishu, a related party of the Company. The 44% equity interests owned by Nanchang Baishu were recorded as non-controlling interests.In November 2018, Haibo Education and Haibo Logistics declared and fully paid dividends amounting to RMB6,075 and RMB1,407 to Nanchang Baishu, respectively.
[2]	On October 31, 2016, the Company provided a one-year-period interest-free loan to Leonit, which is controlled by Hailiang Group, amounting to USD14,500 (equivalent to RMB98,229) (“USD Loan”). On the same date, Hailiang Consulting borrowed a one-year-period interest-free loan from Hailiang Group amounting to RMB99,603 (“RMB Loan”). On October 9, 2017, the Company agreed to extend the loan with Leonit, pursuant to which the USD Loan’s due date was extended to due on October 30, 2018 with renewal option if both parties agree. Similarly, Hailiang Group and Hailiang Consulting agreed to a loan extension pursuant to which the RMB Loan was due on October 30, 2018 with renewal option if both parties agree. Per the agreement among the four parties mentioned above, when the USD Loan is repaid, the RMB Loan will similarly be repaid.On December 5, 2017, the Company borrowed a one-year-period interest-free loan from Leonit amounting to USD1,150 (equivalent to RMB7,609). The loan of USD1,150 was offset against the USD loan per the agreement between the Company and Leonit.During the year ended June 30, 2019, Leonit settled part of the USD loan in cash, amounting to USD 1,820 (equivalent to RMB12,412) to the Company.During the year ended June 30, 2020, Leonit settled part of the USD loan in cash, amounting to USD1,700 (equivalent to RMB11,850) to the Company, while Hailiang Consulting repaid part of the RMB loan, amounting to RMB 32,079 thousand to Hailiang Group.As of June 30, 2019 and 2020, the USD loan made to Leonit of USD11,530 (equivalent to RMB79,265) and USD9,830 (equivalent to RMB69,591) was included in “Other receivables due from related parties”, respectively, and the RMB loan borrowed from Hailiang Group of RMB99,603 and RMB67,524 was included in “Other payables due to related parties”, respectively.